                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-4803

Exact name of registrant as specified in charter:             Oppenheimer Municipal Fund

Address of principal executive offices:                       6803 South Tucson Way
                                                              Centennial, CO 80112

Name and address of agent for service:                        Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           303.768.3200

Date of fiscal year end:                                      9/30

Date of reporting period:                                     07/01/2006-06/30/2007

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04803
Reporting Period: 07/01/2006 - 06/30/2007
Oppenheimer Municipal Fund

============================ LIMITED TERM MUNICIPAL ============================

KENTON COUNTY KY AIRPORT BOARD, AIRPORT REVENUE, KENTUCKY

Ticker:                      Security ID:  491026JF8
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            Did Not    Management
                                                          Vote
2     OPT OUT OF THE RELEASE PROVISIONS                   Did Not    Management
                                                          Vote
3     U.S. CITIZENS                                       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AE1
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            Did Not    Management
                                                          Vote
2     OPT OUT OF THE RELEASE PROVISIONS                   Did Not    Management
                                                          Vote
3     US CITIZEN                                          Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AF8
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            Did Not    Management
                                                          Vote
2     OPT OUT OF THE RELEASE PROVISIONS                   Did Not    Management
                                                          Vote
3     US CITIZEN                                          Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

MASSACHUSETTS ST PORT AUTH SPL FACS REV

Ticker:                      Security ID:  575898AH4
Meeting Date: APR 9, 2007    Meeting Type: Written Consent
Record Date:  FEB 6, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PLAN                                            Did Not    Management
                                                          Vote
2     OPT OUT OF THE RELEASE PROVISIONS                   Did Not    Management
                                                          Vote
3     US CITIZEN                                          Did Not    Management
                                                          Vote
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Municipal Fund, on behalf of Limited Term Municipal Fund

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 17, 2007

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact